Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial assets held at fair value [Abstract]
Trading securities	€ 332	€ 38
Positive market values from derivative financial instruments	1,556	2,589
Other trading assets	93	(248)
Non-trading financial assets mandatory at fair value through profit and loss	241	(14)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	20
Other financial assets at fair value	3	4
Total financial assets held at fair value	1,560	2,389
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	0	0
Negative market values from derivative financial instruments	(1,292)	(2,536)
Other trading liabilities	15	0
Financial liabilities designated at fair value through profit or loss	(895)	53
Other financial liabilities at fair value	8	(26)
Total financial liabilities held at fair value	(2,165)	(2,510)
Total	€ (604)	€ (121)